Summary of significant accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of cash and cash equivalents and restricted cash

The following table provides a reconciliation of cash and cash equivalents and restricted cash on the condensed consolidated balance sheets to the totals presented on the condensed consolidated statements of cash flows (in thousands):

	September 30, 2020		December 31, 2019
Cash and cash equivalents	$		$81,033
Restricted cash			270

Total cash and cash equivalents and restricted cash as presented on the condensed consolidated statements of cash flows		$	$81,303

The following table provides a reconciliation of cash and cash equivalents and restricted cash on the consolidated balance sheets to the totals presented on the consolidated statements of cash flows (in thousands):

	December 31,
	2018	2019
Cash and cash equivalents	$99,617	$81,033
Restricted cash	270	270

Total cash and cash equivalents and restricted cash as presented on the consolidated statements of cash flows	$99,887	$81,303

Consolidated balance sheet and statement of operations and comprehensive loss

The following table presents the impact of adoption of ASU 2017-11 to select line items of the Company’s consolidated balance sheet and statement of operations and comprehensive loss as of January 1, 2018 (in thousands):

	As of December 31, 2017	Adjustments	As of January 1, 2018

Liabilities and Stockholders’ Equity:
Accrued expenses and other current liabilities	$2,480	$(319)	$2,161
Total current liabilities	10,433	(319)	10,114
Additional paid-in capital	2,439	270	2,709
Accumulated deficit	(108,710)	49	(108,661)
Total liabilities and stockholders’ equity	23,701	319	24,020